PENSION AND OTHER POSTEMPLOYMENT BENEFITS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Retirement Benefits [Abstract]
PENSION AND OTHER POSTEMPLOYMENT BENEFITS
4. PENSION AND OTHER POST-EMPLOYMENT BENEFITS
The disclosures in this note apply to both Registrants, unless indicated otherwise.
FirstEnergy provides qualified benefit plans, through the FirstEnergy Master Pension Plan and the FirstEnergy Welfare Plan, which cover substantially all employees, as well as non-qualified
defined benefit plans that cover certain employees, including employees of JCP&L. FirstEnergy’s pension and OPEB plans are neither multiemployer nor multiple-employer plans.
The Registrants recognize a pension and OPEB
mark-to-market
adjustment for the change in fair value of plan assets and net actuarial gains and losses annually in the fourth quarter of each fiscal year and whenever a plan is determined to qualify for remeasurement.
FirstEnergy does not currently expect to have a required contribution to the pension plan until 2027, which, based on various assumptions, including an expected rate of return on assets of 8.0% for 2026, is expected to be approximately $250 million. However, FirstEnergy may elect to contribute to the pension plan voluntarily. JCP&L is not expected to make a contribution to the pension plan.
FirstEnergy cash flows from operating activities for the three months ended March 31, 2026 and 2025, includes approximately $11 million and $12 million, respectively, of employee benefit plan funding and related payments. These payments are primarily related to short-term benefit payment liabilities owed to retirees under plan obligations in the respective periods.

Service costs, net of capitalization, are reported within “Other operating expenses” on the Registrants’ Statements of Income and Comprehensive Income.
Non-service
costs, other than the pension and OPEB
mark-to-market
adjustment, which is separately shown, are reported within “Miscellaneous income, net”, within “Other income (expense)” on the Registrants’ Statements of Income and Comprehensive Income.
The components of FirstEnergy’s net periodic benefit costs (credits) for pension and OPEB were as follows:

FirstEnergy Components of Net Periodic Benefit Costs (Credits)	Pension		OPEB
For the Three Months Ended March 31,	2026	2025	2026	2025
	(In millions)
Service costs	$33	$33	$1	$1
Interest costs	87	93	4	5
Expected return on plan assets	(115)	(115)	(10)	(10)

Net periodic benefit costs (credits)	$5	$11	$(5)	$(4)

Net periodic benefit credits, net of amounts capitalized	$(14)	$(6)	$(6)	$(4)

JCP&L
JCP&L recognizes its allocated portion of the expected cost of providing pension and OPEB to employees and their beneficiaries and covered dependents from the time employees are hired until they become eligible to receive those benefits. JCP&L also recognizes its allocated portion of obligations to former or inactive employees after employment, but before retirement, for disability-related benefits.
JCP&L’s net periodic benefit costs (credits) for pension and OPEB were as follows:

JCP&L Net Periodic Benefit Costs (Credits)	Pension		OPEB
For the Three Months Ended March 31,	2026	2025	2026	2025
	(In millions)
JCP&L’s share of net periodic benefit credits (1)	$(2)	$(1)	$(4)	$(4)
Allocated net periodic benefit costs from affiliates (1)(2)	$2	$2	$—	$—

(1)	Includes amounts capitalized.
(2)
In addition to the net periodic benefit costs for its current and former employees and retirees, JCP&L is also allocated pension and OPEB net periodic benefit costs and credits from its affiliates, primarily FESC.

4. PENSION AND OTHER POSTEMPLOYMENT BENEFITS
The disclosures in this note apply to both Registrants, unless indicated otherwise.
FirstEnergy provides qualified benefit plans, through the FirstEnergy Master Pension Plan and the FirstEnergy Welfare Plan that cover substantially all employees and non-qualified
defined benefit plans that cover certain employees, including employees of JCP&L. FirstEnergy’s pension and OPEB plans are neither multiemployer nor multiple-employer plans.
The pension plans provide defined benefits based on years of service and compensation levels. Under the cash-balance portion of the pension plan (for employees hired on or after January 1, 2014), FirstEnergy credits amounts to eligible employee notional cash-balance accounts based on a pay credit and an interest credit.
In addition, FirstEnergy provides a minimum amount of noncontributory life insurance to retired employees in addition to optional contributory insurance to a closed group of retired employees. Health care benefits, which include certain employee contributions, deductibles and co-payments,
are also available upon retirement to certain employees, their dependents and, under certain circumstances, their survivors. The expected cost of providing pension and OPEB to employees and their beneficiaries and covered dependents is recognized from the time employees are hired until they become eligible to receive those benefits. FirstEnergy also has obligations to former or inactive employees after employment, but before retirement, for disability-related benefits.
FirstEnergy’s pension funding policy is based on actuarial computations using the projected unit credit method. FirstEnergy does not currently expect to have a required contribution to the pension plan until 2027, which based on various assumptions, including an expected rate of return on assets of 8.0% for 2026, is expected to be approximately $250 million. However, FirstEnergy may elect to contribute to the pension plan voluntarily. JCP&L is not expected to make a contribution.
Pension and OPEB costs are affected by employee demographics (including age, compensation levels and employment periods), the level of contributions made to the plans and earnings on plan assets. Pension and OPEB costs may also be affected by changes in key assumptions, including anticipated rates of return on plan assets, the discount rates and health care trend rates used in determining the projected benefit obligations for pension and OPEB costs. FirstEnergy uses a December 31 measurement date for its pension and OPEB plans or whenever a plan is determined to qualify for a remeasurement. The fair value of the plan assets represents the actual market value as of the measurement date.
In January 2025, FirstEnergy executed a
lift-out
transaction with MetLife, that transferred approximately $640 million of plan assets and $652 million of plan obligations, associated with approximately 2,000 former competitive generation employees, who will assume future and full responsibility to fund and administer their benefit payments. Similar to the lift-out
in 2023, there was no change to the pension benefits for any participant as a result of the transfer and the transaction was funded by pension plan assets. FirstEnergy believes that this lift-out
transaction, in addition to the
lift-out
in 2023, further
de-risked
potential volatility with the pension plan assets and liabilities.
First
Ene
rgy
will continue to evaluate other lift-outs in the future based on market and other conditions. Due to the timing of the lift-out
transaction and its proximity to the 2024 annual remeasurement, FirstEnergy elected a practical expedient and did not remeasure pension plan assets and obligations when the lift-out
occurred in January 2025.
FirstEnergy’s cash flows from operating activities for the years ended December 31, 2025 and 2024, include approximately $49 million (none at JCP&L) and $59 million ($7 million at JCP&L), respectively, of employee benefit plan funding and related payments. These payments are primarily related to short-term benefit payment liabilities owed to retirees under plan obligations in the respective periods.

	Pension			OPEB
Actuarial Assumptions	2025	2024	2023 (2)	2025	2024	2023 (2)
Assumptions Related to Benefit Obligations:
Discount rate	5.59%	5.72%	5.05%	5.37%	5.60%	4.97%
Rate of compensation increase	4.30%	4.30%	4.30%	N/A	N/A	N/A
Cash balance weighted average interest crediting rate	4.64%	4.37%	4.94%	N/A	N/A	N/A

Assumptions Related to Benefit Costs: (1)
Effective rate for interest on benefit obligations	5.41%	4.92%	5.10% / 4.80%	5.28%	4.88%	5.06%
Effective rate for service costs	5.89%	5.17%	5.34% / 5.11%	5.98%	5.23%	5.41%
Effective rate for interest on service costs	5.66%	5.05%	5.22% / 4.94%	5.88%	5.16%	5.33%
Expected return on plan assets	8.50%	8.00%	8.00%	7.00%	7.00%	7.00%
Rate of compensation increase	4.30%	4.30%	4.30%	N/A	N/A	N/A

Assumed Health Care Cost Trend Rates:
Health care cost trend rate assumed (pre/post-Medicare)	N/A	N/A	N/A	6.50%–5.80%	7.00%–6.00%	7.00%–6.50%
Rate to which the cost trend rate is assumed to decline (ultimate trend rate)	N/A	N/A	N/A	4.50%	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	N/A	N/A	N/A	2036	2035	2033

(1)	Excludes impact of pension and OPEB mark-to-market adjustments.
(2)	As a result of the interim plan remeasurement during 2023, different rates were in effect from January 1, 2023, through April 30, 2023 compared to May 1, 2023 through December 31, 2023.
Discount Rate—
The discount rate is determined using currently available rates of return on high-quality fixed income investments expected to be available during the period to maturity of the pension and OPEB obligations. FirstEnergy utilizes a spot rate approach in the estimation of the components of benefit cost by applying specific spot rates along the full yield curve to the relevant projected cash flows. FirstEnergy utilizes an analytical tool developed by its actuary to determine the discount rates.
Expected Return on Plan Assets
—The expected return on pension and OPEB assets is based on input from investment consultants, including the trusts’ asset allocation targets, the historical performance of risk-based and fixed income securities and other factors. The gains or losses generated as a result of the difference between expected and actual returns on plan assets is recognized as a pension and OPEB mark-to-market
adjustment in the fourth quarter of each fiscal year and whenever a plan is determined to qualify for remeasurement.

FirstEnergy Pension and OPEB Returns	2025	2024	2023
Actual gains or (losses) on plan assets—$ millions	$880	$3	$751
Actual gains or (losses) on plan assets—%	15.4%	0.7%	11.2%
Expected return on plan assets—$ millions	$499	$565	$601
Expected return on plan a ss ets—%	8.50% for pension 7.00% for OPEB	8.00% for pension 7.00% for OPEB	8.00% for pension 7.00% for OPEB

Mortality Rates—
During
 2025, the Society of Actuaries elected not to release a new mortality improvement scale. Management, in discussions with its actuary, determined that the
Pri-2012
mortality table with projection scale
MP-2021,
actuarially adjusted to reflect increased mortality due to the ongoing impact of
COVID-19,
was most appropriate and such was utilized to determine the obligation as of December 31, 2025, for the FirstEnergy pension and OPEB plans. This adjustment acknowledges
COVID-19
cannot be eradicated and assumes reductions in other causes will not offset future
COVID-19
deaths enough to produce a normal level of improvements.
Net Periodic Benefit Costs (Credits)—
In addition to service costs, interest on obligations, expected return on plan assets, and prior service costs, FirstEnergy recognizes in net periodic benefit costs a pension and OPEB mark-to-market
adjustment for the change in the fair value of plan assets and net actuarial gains and losses annually in the fourth quarter of each fiscal year and whenever a plan is determined to qualify for a remeasurement. Service costs, net of amounts capitalized, are reported within “Other operating expenses” on the Registrants’ Statements of Income.
Non-service
costs, other than the pension and OPEB
mark-to-market
adjustment, w
hi
ch is separately shown, are reported within “Miscellaneous income, net”, within “Other Income (Expense)” on the Registrants’ Statements of Income.

FirstEnergy Components of Net Periodic Benefit Costs (Credits) for the Years Ended December 31,	Pension			OPEB
	2025	2024	2023	2025	2024	2023
	(In millions)
Service cost (1)	$131	$140	$139	$2	$3	$2
Interest cost	374	398	428	20	20	21
Expected return on plan assets	(461)	(530)	(570)	(38)	(35)	(31)
Amortization of prior service costs (credits)	1	2	2	(1)	(1)	(8)
Special termination benefits (2)	—	—	21	—	—	8
Pension & OPEB mark-to-market adjustments	(231)	66	108	(22)	(44)	(30)

Net periodic benefit costs (credits)	$(186)	$76	$128	$(39)	$(57)	$(38)

(1)	Includes amounts capitalized.
(2)	Related to benefits provided in connection with the PEER.
For the years ended December 31, 2025, 2024 and 2023, approximately $
(29
) million, $
(8
) million and $
36
 million, respectively, of the annual pension and OPEB
mark-to-market
adjustment charges (credits) were allocated to companies under forward-looking formula rates, and expected to be refunded or recovered through formula transmission rates.
The Registrants recognize a pension and OPEB
mark-to-market
adjustment for the change in fair value of plan assets and net actuarial gains and losses annually in the fourth quarter of each fiscal year and whenever a plan is determin
e
d to qualify for remeasurement.

In the fourth quarter of 2025, FirstEnergy recognized a $
253
 million ($
55
 million at JCP&L) pension and OPEB
mark-to-market
adjustment gain, primarily reflecting higher than expected return on assets partially offset by a decrease in the discount rate used to measure pension benefit obligations.

FirstEnergy	Pension		OPEB
Obligations/Funded Status — Qualified and Non-Qualified Plans	2025	2024	2025	2024
	(In millions)
Change in benefit obligation:
Benefit obligation as of January 1	$7,824	$8,363	$407	$441
Service cost	131	140	2	3
Interest cost	374	398	20	20
Plan participants’ contributions	—	—	3	4
Medicare retiree drug subsidy	—	—	—	1
Lift-out transaction	(652)	—	—	—
Actuarial loss (gain)	129	(526)	11	(14)
Benefits paid	(526)	(551)	(45)	(48)

Benefit obligation as of December 31	$7,280	$7,824	$398	$407

Change in fair value of plan assets:
Fair value of plan assets as of January 1	$6,296	$6,879	$567	$516
Actual return on plan assets	809	(62)	71	65
Lift-out transaction	(640)	—	—	—
Company contributions	28	30	21	30
Plan participants’ contributions	—	—	3	4
Benefits paid	(526)	(551)	(45)	(48)

Fair value of plan assets as of December 31	$5,967	$6,296	$617	$567

Funded Status:
Qualified plan	$(952)	$(1,165)	$—	$—
Non-qualified plans	(361)	(363)	—	—

Funded Status—Net asset (liability) as of December 31 (1)	$(1,313)	$(1,528)	$219	$160

Accumulated benefit obligation	$7,047	$7,572	$—	$—

Amounts Recognized in AOCI:
Prior service cost (credit)	$1	$2	$1	$1

(1)	The pension net liability is included in “Retirement benefits,” on the Consolid a ted Balance Sheets. The OPEB net asset is included in “Other” noncurrent assets on the Consolidated Balance Sheets.

The following tables set forth FirstEnergy’s pension financial assets that are accounted for at fair value by level within the fair value hierarchy. See Note 10., “Fair Value Measurements,” of the Combined Notes to Financial Statements of the Registrants for a description of each level of the fair value hierarchy. There were no significant transfers between levels during 2025 and 2024.

	December 31, 2025				Asset Allocation
FirstEnergy	Level 1	Level 2	Level 3	Total
	(In millions)
Cash and short-term securities	$—	$402	$—	$402	7%
Public equity	1,976	6	—	1,982	33%
Fixed income	—	1,507	—	1,507	25%
Derivatives	(21)	18	—	(3)	—%

Total (1)	$1,955	$1,933	$—	$3,888	65%

Private—equity and debt funds (2)				1,278	22%
Insurance-linked securities (2)				7	—%
Hedge funds (2)				270	5%
Real estate funds (2)				498	8%

Total Investments				$5,941	100%

(1)
Excludes $26 million as of December 31, 2025, of receivables, payables, taxes, cash collateral for derivatives and accrued income associated with financial instruments reflected within the fair value table.

(2)	NAV used as a practical expedient to approximate fair value.

	December 31, 2024				Asset Allocation
FirstEnergy	Level 1	Level 2	Level 3	Total
	(In millions)
Cash and short-term securities	$—	$1,173	$—	$1,173	19%
Public equity	1,585	5	—	1,590	25%
Fixed income	—	1,425	—	1,425	23%
Derivatives	(95)	37	—	(58)	(1)%

Total (1)	$1,490	$2,640	$—	$4,130	66%

Private—equity and debt funds (2)				1,273	20%
Insurance-linked securities (2)				39	1%
Hedge funds (2)				253	4%
Real estate funds (2)				554	9%

Total Investments				$6,249	100%

(1)	Excludes $47 million as of December 31, 2024, of receivables, payables, taxes and accrued income associated with financial instruments reflected within the fair value table.
(2)	NAV used as a practical expedient to approximate fair value.
Private—equity and debt funds:
Private equity and private debt funds primarily include limit ed part
nerships that invest in equity or directly originated senior loans of high-quality middle market operating companies. Distributions are received periodically through the liquidation of underlying assets in each fund. For most private equity and debt funds, immediate access to capital at the limited partner’s discretion is not available and such funds prevent full redemption and return of capital until fund liquidation. The purpose of each fund is to maximize total return of capital with an emphasis on minimizing default risk. Each fund’s NAV is made available to fund participants quarterly.

Insurance-Linked Securities funds
: The insurance linked securities funds invest in securities which indirectly participate in portfolios of reinsurance and retrocession contracts which primarily cover catastrophe property risks. Redemptions can be achieved with
90-day
notices with gating factors that may apply. The purpose of these investments is to generate attractive risk-adjusted returns that are demonstrably uncorrelated with traditional asset classes. Each fund’s NAV is made available to fund participants monthly.
Hedge funds
:
The hedge funds invest in a combination of long and short equity, multi-strategy, global macro and structured credit strategies. Redemptions can be achieved with
90-day
notices with gating factors that may apply. The purpose of these investments is to deliver diversified risk-adjusted returns to traditional asset classes. Each fund’s NAV is made available to fund participants monthly.
Real estate funds:
The real estate funds primarily invest in U.S commercial real estate markets that include office, residential, retail, industrial, life science/lab space, storage and student housing. The investment values of the real estate properties are determined on a quarterly basis by independent market appraisers hired by the board of directors of each fund. Distributions from each fund will be received as the underlying investments of the fund are liquidated. Each investor’s ability to withdraw capital from certain funds may be limited depending on whether a queue has been established. The purpose of each fund is to invest in real estate and real estate related assets that generate a total return from current income and capital appreciation which exceeds the applicable fund’s index. Each fund’s NAV is made available to fund participants quarterly.
As of December 31, 2025, and 2024, the FirstEnergy OPEB trust investments measured at fair value were as follows:

	December 31, 202 5				Asset Allocation
FirstEnergy	Level 1	Level 2	Level 3	Total
	(In millions)
Cash and short-term securities	$—	$128	$—	$128	20%
Public equity	361	—	—	361	57%
Fixed income	—	141	—	141	23%

Total (1)	$361	$269	$—	$630	100%

(1)	Excludes $(13) million as of December 31, 2025, of receivables, payables, taxes and accrued income associated with financial instruments reflected within the fair value table.

	December 31, 2024				Asset Allocation
FirstEnergy	Level 1	Level 2	Level 3	Total
	(In millions)
Cash and short-term securities	$—	$112	$—	$112	20%
Public equity	314	—	—	314	55%
Fixed income:	—	146	—	146	25%

Total (1)	$314	$258	$—	$572	100%

(1)	Excludes $(5) million as of December 31, 2024, of receivables, payables, taxes and accrued income associated with financial instruments reflected within the fair value table.

FirstEnergy’s target asset allocations for its pension and OPEB trust portfolios as of December 31, 2025 were as follows:

Target Asset Allocations
	Pension	OPEB
Equities	30%	50%
Fixed income	28.5%	50%
Alternative investments	5%	—%
Real estate	10%	—%
Private—equity and debt funds	20%	—%
Cash and derivatives	6.5%	—%

	100%	100%

FirstEnergy follows a total return investment approach using a mix of equities, fixed income and other available investments while taking into account the pension plan liabilities to optimize the long-term return on plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. The investment portfolio contains a diversified blend of equity and fixed-income investments. Equity investments are diversified across U.S. and
non-U.S.
stocks, as well as growth, value, and small and large capitalization funds. Other assets such as real estate and private equity are used to enhance long-term returns while improving portfolio diversification. Derivatives may be used to gain market exposure in an efficient and timely manner; however, derivatives are not used to leverage the portfolio beyond the market value of the underlying investments. Investment risk is measured and monitored on a continuing basis through periodic investment portfolio reviews, annual liability measurements and periodic asset/liability studies.
Taking into account estimated employee future service, FirstEnergy expects to make the following benefit payments from plan assets and other payments, net of participant contribution.

		OPEB
	Pension Benefit Payments	Benefit Payments (1)	Subsidy Receipts
	(In millions)
2026	$517	$40	$1
2027	522	39	1
2028	526	38	—
2029	530	37	—
2030	532	35	—
Years 2031-2035	2,660	155	2

(1)	Net of participant contributions.
JCP&L
JCP&L recognizes its allocated portion of the expected cost of providing pen si
on and OPEB to employees and their beneficiaries and covered dependents from the time employees are hired until they become eligible to receive those benefits. JCP&L also recognizes its allocated portion of obligations to former or inactive employees after employment, but before retirement, for disability-related benefits. In addition to the net periodic benefit costs for its current and former employees and retirees, JCP&L is also allocated pension and OPEB net periodic benefit costs/(credits) from its affiliates, primarily FESC.

JCP&L’s net periodic benefit costs (credits) for pension and OPEB were as follows:

	Pension			OPEB
For the Years Ended December 31,	2025	2024	2023	2025	2024	2023
	(In millions)
JCP&L’s share of net periodic benefit credits (1)(2)	$(37)	$(12)	$10	$(28)	$(27)	$(29)
Allocated net periodic benefit costs from affiliates (1)(3)	$(1)	$6	$40	$1	$—	$1

(1)	Includes amounts capitalized.
(2)	Includes JCP&L’s pension and OPEB mark-to-market adjustment gain (loss) of $45 million, $22 million and $2 million for the years ended December 31, 2025, 2024 and 2023, respectively.
(3)
Included in these net periodic benefit costs/(credits) from its affiliates are $10 million, $2 million and $(31) million of mark-to-market
adjustment gain (loss), for the years ended December 31, 2025, 2024 and 2023, respectively.

Summary of Plan Status	Pension		OPEB
As of December 31, (in millions)	2025	2024	2025	2024
JCP&L’s share of FirstEnergy funded status (2)	$(29)	$(67)	$243	$215

(1)	OPEB amounts include a $7 million contribution from JCP&L in 2024.
(2)
Excludes $492 million and $502 million as of December 31, 2025 and 2024, respectively, of affiliated noncurrent liabilities included within “Other” noncurrent liabilities on JCP&L’s Balance Sheets related to pension and OPEB mark-to-market
costs allocated to JCP&L and amounts associated with a reallocation of OPEB assets among certain FirstEnergy companies in 2022.